Discontinued Operations - 2012 Disposal (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2015
Discontinued operations
Gain from collection of fully reserved note receivable			$ 900	$ 900
Estimated impact to diluted EPS as a result of gain on discontinued operations (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Discontinued operations sold | Business disposed of in 2012
Discontinued operations
Gain from collection of fully reserved note receivable	$ 900	$ 900
Estimated impact to diluted EPS as a result of gain on discontinued operations (in dollars per share)			$ 0.01	$ 0.01